Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Coastal Pride Company, Inc [Member]
Schedule of Future Minimum Lease Payments Under Operating Lease	At December 31, 2018, future minimum lease payments under operating lease agreements are as follows:
2019	24,060
2020	24,060
2021	24,060
2022	24,060
2023	24,060
$120,300